DERIVATIVE LIABILITIES	12 Months Ended
Dec. 31, 2018
Statement [Line Items]
DERIVATIVE LIABILITIES [Text Block]
7.	DERIVATIVE LIABILITIES

The Company has certain warrants that are either exercisable in a different currency from the Company’s functional currency, or the number of shares to be issued upon exercising are subject to change. They are classified as derivative liabilities and carried at fair value and revalued at each reporting date.

In connection with the issuance of the convertible debentures (Note 6) and 19,000,000 warrants issued in an asset purchase agreement with Freeport-McMoRan Mineral Properties Inc. on October 3, 2014, the conversion option and the warrants are classified as derivative liabilities, carried at fair value and revalued at each reporting date.

As of December 31, 2018, the derivative liabilities were revalued using the Black Scholes model at weighted average assumptions: volatility 120%, expected term 3.5 year, discount rate 1.52% and dividend yield of 0%:

(In thousands of U.S. Dollars)	Fair value
At January 1, 2017	$938
Change in fair value estimates	(351)
At December 31, 2017	587
Issuance of convertible notes	343
Change in fair value estimates	(358)
At December 31, 2018	$572